Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Large Cap Enhanced Core Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Large Cap Enhanced Core Fund (the Fund) seeks total return before fees and expenses that exceeds the total return of the Standard & Poor's (S&P) 500® Index.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	91.00%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class R, Class R5, and Class Z shares have been restated to reflect current fees paid by the Fund
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks that comprise the S&P 500 Index (the Index), convertible securities that are convertible into stocks included in the Index, and derivatives whose returns are closely equivalent to the returns of the Index or its components.

The Fund primarily invests in securities included in the Index but generally holds fewer stocks than the Index and may hold securities that are not in the Index.

Although the Fund's investment manager attempts to maintain a portfolio that generally matches the risk characteristics of the Index, it will vary the number and percentages of the Fund's holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector.

In pursuit of the Fund's objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.

			The Fund may invest in derivatives, such as futures contracts, for cash equitization and investment flexibility.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund's performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund's investment objective.

Convertible Securities Risk. Convertible debt securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

			The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R4 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 15.66% Worst 4th Quarter 2008 -21.41%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Large Cap Enhanced Core Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.28%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.90%
1 year		rr_ExpenseExampleYear01	$ 92
3 years		rr_ExpenseExampleYear03	368
5 years		rr_ExpenseExampleYear05	666
10 years		rr_ExpenseExampleYear10	1,512
1 year		rr_ExpenseExampleNoRedemptionYear01	92
3 years		rr_ExpenseExampleNoRedemptionYear03	368
5 years		rr_ExpenseExampleNoRedemptionYear05	666
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,512
2005	[4]	rr_AnnualReturn2005	6.47%
2006	[4]	rr_AnnualReturn2006	16.42%
2007	[4]	rr_AnnualReturn2007	3.83%
2008	[4]	rr_AnnualReturn2008	(36.73%)
2009	[4]	rr_AnnualReturn2009	23.89%
2010	[4]	rr_AnnualReturn2010	13.01%
2011	[4]	rr_AnnualReturn2011	4.36%
2012	[4]	rr_AnnualReturn2012	15.78%
2013	[4]	rr_AnnualReturn2013	34.71%
2014	[4]	rr_AnnualReturn2014	14.94%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.26%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.41%)
1 Year		rr_AverageAnnualReturnYear01	14.94%
5 Years		rr_AverageAnnualReturnYear05	16.16%
10 Years		rr_AverageAnnualReturnYear10	7.87%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.82%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.50%
1 year		rr_ExpenseExampleYear01	$ 51
3 years		rr_ExpenseExampleYear03	230
5 years		rr_ExpenseExampleYear05	424
10 years		rr_ExpenseExampleYear10	984
1 year		rr_ExpenseExampleNoRedemptionYear01	51
3 years		rr_ExpenseExampleNoRedemptionYear03	230
5 years		rr_ExpenseExampleNoRedemptionYear05	424
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 984
1 Year		rr_AverageAnnualReturnYear01	15.41%
5 Years		rr_AverageAnnualReturnYear05	16.52%
10 Years		rr_AverageAnnualReturnYear10	8.04%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Large Cap Enhanced Core Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.53%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.15%
1 year		rr_ExpenseExampleYear01	$ 117
3 years		rr_ExpenseExampleYear03	446
5 years		rr_ExpenseExampleYear05	798
10 years		rr_ExpenseExampleYear10	1,791
1 year		rr_ExpenseExampleNoRedemptionYear01	117
3 years		rr_ExpenseExampleNoRedemptionYear03	446
5 years		rr_ExpenseExampleNoRedemptionYear05	798
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,791
1 Year		rr_AverageAnnualReturnYear01	14.69%
5 Years		rr_AverageAnnualReturnYear05	15.89%
10 Years		rr_AverageAnnualReturnYear10	7.60%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 23, 2006
Columbia Large Cap Enhanced Core Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.03%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.65%
1 year		rr_ExpenseExampleYear01	$ 66
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	532
10 years		rr_ExpenseExampleYear10	1,225
1 year		rr_ExpenseExampleNoRedemptionYear01	66
3 years		rr_ExpenseExampleNoRedemptionYear03	290
5 years		rr_ExpenseExampleNoRedemptionYear05	532
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Columbia Large Cap Enhanced Core Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.12%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.87%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.55%
1 year		rr_ExpenseExampleYear01	$ 56
3 years		rr_ExpenseExampleYear03	246
5 years		rr_ExpenseExampleYear05	451
10 years		rr_ExpenseExampleYear10	1,043
1 year		rr_ExpenseExampleNoRedemptionYear01	56
3 years		rr_ExpenseExampleNoRedemptionYear03	246
5 years		rr_ExpenseExampleNoRedemptionYear05	451
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,043
1 Year		rr_AverageAnnualReturnYear01	15.19%
5 Years		rr_AverageAnnualReturnYear05	16.21%
10 Years		rr_AverageAnnualReturnYear10	7.89%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 25, 2014
Columbia Large Cap Enhanced Core Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.82%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.50%
1 year		rr_ExpenseExampleYear01	$ 51
3 years		rr_ExpenseExampleYear03	230
5 years		rr_ExpenseExampleYear05	424
10 years		rr_ExpenseExampleYear10	984
1 year		rr_ExpenseExampleNoRedemptionYear01	51
3 years		rr_ExpenseExampleNoRedemptionYear03	230
5 years		rr_ExpenseExampleNoRedemptionYear05	424
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 984
1 Year		rr_AverageAnnualReturnYear01	15.40%
5 Years		rr_AverageAnnualReturnYear05	16.60%
10 Years		rr_AverageAnnualReturnYear10	8.10%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 15, 2009
Columbia Large Cap Enhanced Core Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[1]	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.03%
Less: Fee waivers and/or expense reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.65%
1 year		rr_ExpenseExampleYear01	$ 66
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	532
10 years		rr_ExpenseExampleYear10	1,225
1 year		rr_ExpenseExampleNoRedemptionYear01	66
3 years		rr_ExpenseExampleNoRedemptionYear03	290
5 years		rr_ExpenseExampleNoRedemptionYear05	532
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,225
1 Year		rr_AverageAnnualReturnYear01	15.24%
5 Years		rr_AverageAnnualReturnYear05	16.47%
10 Years		rr_AverageAnnualReturnYear10	8.15%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	14.68%
5 Years		rr_AverageAnnualReturnYear05	15.88%
10 Years		rr_AverageAnnualReturnYear10	7.10%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.67%
5 Years		rr_AverageAnnualReturnYear05	13.07%
10 Years		rr_AverageAnnualReturnYear10	6.13%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%

[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class R, Class R5, and Class Z shares have been restated to reflect current fees paid by the Fund and other expenses for Class R4 shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.90% for Class A, 0.50% for Class I, 1.15% for Class R, 0.65% for Class R4, 0.55% for Class R5, 0.50% for Class Y, and 0.65% for Class Z.
[4]	Year to Date return as of March 31, 2015: 1.26%